SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
SHARE CAPITAL AND RESERVES
Number of warrants outstanding, beginning	888,889	2,750,000
Number of warrants issued	5,000,000	1,538,889
Number of warrants exercised	(750,000)	(3,400,000)
Number of warrants outstanding, Ending	5,138,889	888,889
Weighted average exercise price outstanding, beginning	$ 0.20	$ 0.20
Weighted average exercise price issued	0.60	0.18
Weighted average exercise price exercised	0.20	0.19
Weighted average exercise price outstanding, Ending	$ 0.59	$ 0.20